Earnings Per Share - Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares
Net income used to compute the basic earnings per share
Net income attributable to the parent	$ 32,947	$ 1,102	$ 37,557	$ 38,988
Assumed conversion of all dilutive potential common stocks
Employee stock options, employee compensation of subsidiaries | $	(4)		(6)	0
Net income used to compute the diluted earnings per share | $	$ 32,943		$ 37,551	$ 38,988
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	8	8	9	11
Weighted average number of common stocks used to compute the diluted earnings per share	7,765	7,765	7,766	7,768